Schedule of share capital (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Common Shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding as of January 1, 2026	47,040,730	40,677,840
Shares issued during the period	26,783,471
Shares transferred between classes	68,374,678
Shares outstanding as of June 30, 2026	142,198,879,000	40,677,840
Preference A Shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding as of January 1, 2026	20,762,302	20,762,302
Shares issued during the period
Shares transferred between classes	(20,762,302)
Shares outstanding as of June 30, 2026	0	20,762,302
Preference B Shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding as of January 1, 2026	24,173,854	24,173,854
Shares issued during the period
Shares transferred between classes	(24,173,854)
Shares outstanding as of June 30, 2026	0	24,173,854
Preference C Shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding as of January 1, 2026	23,438,522	15,135,490
Shares issued during the period		8,303,032
Shares transferred between classes	(23,438,522)
Shares outstanding as of June 30, 2026	0	23,438,522